General information (Details) shares in Thousands, $ in Millions		4 Months Ended
	Apr. 03, 2023 USD ($) rig shares	Jun. 30, 2022	Jul. 28, 2023 rig	Jun. 30, 2023 rig	Sep. 01, 2022 rig	Jan. 31, 2022 rig
Related Party Transaction [Line Items]
Number of offshore drilling units owned				22
Number of offshore drilling units operated				17
Number of rigs cold stacked				5
Number of floating operating rigs				11
Number of harsh environment operating rigs				2
Number of jackup operating rigs				3
Number of tender-assisted rigs				1
Number of jackup units					7	7
Number of offshore drilling units managed and operated for related parties				7
Number of drillships				2
Financial Designation, Predecessor and Successor [Fixed List]		Successor
Paratus Energy Services
Related Party Transaction [Line Items]
Percentage ownership disposed of (in percentage)						65.00%
Subsequent event
Related Party Transaction [Line Items]
Number of tender-assist units sold			3
Aquadrill LLC
Related Party Transaction [Line Items]
Number of tender-assisted rigs	3
Stock issued during period, shares, acquisitions (in shares) | shares	29,900
Consideration settled by tax withholding | $	$ 30
Consideration settled in cash | $	$ 1
Number of drillships	4
Number of semi-submersible units	1
Seventh generation drillships
Related Party Transaction [Line Items]
Number of floating operating rigs				7
Sixth generation drillships
Related Party Transaction [Line Items]
Number of floating operating rigs				3
Benign environment semi-submersible
Related Party Transaction [Line Items]
Number of floating operating rigs				1
Benign environment semi-submersible | Aquadrill LLC
Related Party Transaction [Line Items]
Number of offshore drilling units owned	1
Semi-submersible unit
Related Party Transaction [Line Items]
Number of harsh environment operating rigs				1
Jack up rigs
Related Party Transaction [Line Items]
Number of harsh environment operating rigs				1
Gulfdrill
Related Party Transaction [Line Items]
Number of rigs under lease				3
Number of tender-assisted rigs				3
Number of jackup units				3
Sonadrill
Related Party Transaction [Line Items]
Number of rigs under lease				1
Number of offshore drilling units managed and operated for related parties				2
SeaMex Limited
Related Party Transaction [Line Items]
Number of offshore drilling units managed and operated for related parties				5